Revenue - Schedule of Company's Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Web data collection
Total web data collection revenue	$ 15,668	$ 16,751
Other revenue	256	509
Total revenue	15,924	17,260
IPPN Solutions [member]
Web data collection
Total SaaS revenue	14,418	16,551
Data Collection Solutions [member]
Web data collection
Total SaaS revenue	1,250	200
Total SaaS revenue [member]
Web data collection
Total SaaS revenue	$ 15,668	$ 16,751